Acquisitions - Summary of Fair Value of Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012 Reserve Rights [Member]	Dec. 31, 2011 Leases [Member]
Business Acquisition [Line Items]
Acquired intangible assets weighted average life	18 years	20 years	11 years
Aggregate reserves	$ 5.9